UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 1110 Lake Cook Road, Suite 385
	   Buffalo Grove, IL 60089

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald A. Yacktman
Title:    President
Phone:    847-325-0707
Signature, Place, and Date of Signing:

    Donald A. Yacktman    Buffalo Grove, Illinois    April 25, 2002


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   75

Form 13F Information Table Value Total:   $239153



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    common           002824100      210     4000 SH       SOLE                                       4000
America Online                 common           02364J104     1188    50225 SH       SOLE                    50000               225
American Express Co.           common           025816109      723    17650 SH       SOLE                    17500               150
Anheuser Busch Co.             common           035229103     1391    26648 SH       SOLE                     3216             23432
Arbitron, Inc.                 common           03875Q108      742    21940 SH       SOLE                                      21940
Bandag, Inc. Cl. A             common           059815308     3774   113850 SH       SOLE                    99700             14150
Belo Corp.                     common           080555105      309    13300 SH       SOLE                                      13300
Berkshire Hathaway Cl. A       common           084670108    10238      144 SH       SOLE                                        144
Berkshire Hathaway Cl. B       common           084670207     1528      645 SH       SOLE                                        645
Blair Corp.                    common           092828102     1600    86975 SH       SOLE                    61000             25975
Bristol Myers Squibb           common           110122108     6097   150575 SH       SOLE                    91000             59575
Cadbury Schweppes              common           127209302     1716    61825 SH       SOLE                    60000              1825
CenturyTel Inc.                common           156700106     1897    55800 SH       SOLE                                      55800
Certegy, Inc.                  common           156880106      738    18600 SH       SOLE                                      18600
Clorox                         common           189054109    11687   267858 SH       SOLE                   163672            104186
Coca-Cola Co.                  common           191216100     4846    92725 SH       SOLE                    52000             40725
Dentsply Int'l Inc.            common           249030107    14342   387000 SH       SOLE                   213500            173500
Department 56, Inc.            common           249509100     6770   483550 SH       SOLE                   401300             82250
Emerson Electric Co.           common           291011104     1280    22300 SH       SOLE                                      22300
Energizer Holdings             common           29266R108      369    15529 SH       SOLE                      600             14929
Equifax Inc.                   common           294429105     1516    50700 SH       SOLE                                      50700
Federal Home Loan              common           313400301     8077   127455 SH       SOLE                    46140             81315
Federal Nat'l Mtg.             common           313586109     2009    25150 SH       SOLE                    25000               150
First Data Corp.               common           319963104    15613   178950 SH       SOLE                    68000            110950
First Health Group             common           320960107     6402   265325 SH       SOLE                   133000            132325
Franklin Covey Co.             common           353469109     2481   969145 SH       SOLE                   839000            130145
Gannett Company                common           364730101      953    12520 SH       SOLE                     1000             11520
Gartner Group Cl. A            common           366651107      588    45600 SH       SOLE                                      45600
General Electric Co.           common           369604103      345     9200 SH       SOLE                                       9200
Golden West Financial          common           381317106      635    10000 SH       SOLE                    10000
Great Lakes REIT Inc.          common           390752103     1204    71050 SH       SOLE                    50000             21050
H&R Block                      common           093671105     9823   220990 SH       SOLE                   123000             97990
Hewlett Packard Co.            common           428236103      364    20300 SH       SOLE                    20000               300
Hospitalities Prop. Tr.        common           44106M102     3378    98400 SH       SOLE                    80000             18400
IMS Health                     common           449934108     1332    59350 SH       SOLE                    58000              1350
Instinet Group, Inc.           common           457750107     2670   410100 SH       SOLE                   325000             85100
Interpublic Group Co.          common           460690100     3966   115700 SH       SOLE                    33600             82100
Johnson & Johnson              common           478160104     4126    63520 SH       SOLE                    22000             41520
K Swiss Cl. A                  common           482686102     1889    45000 SH       SOLE                    35000             10000
Kraft Foods, Inc.              common           50075n104     6348   164250 SH       SOLE                   152500             11750
Kroger Co.                     common           501044101      670    30225 SH       SOLE                    30000               225
Lancaster Colony Corp.         common           513847103    26674   720150 SH       SOLE                   531800            188350
M&F Worldwide                  common           552541104      132    50000 SH       SOLE                    50000
MBIA Inc.                      common           55262C100      547    10000 SH       SOLE                    10000
Markel Corp.                   common           570535104     2851    14010 SH       SOLE                                      14010
Marsh & McLennan Co.           common           571748102      225     2000 SH       SOLE                                       2000
Masco Corp.                    common           574599106     1908    69500 SH       SOLE                                      69500
McDonald's Corp.               common           580135101      698    25150 SH       SOLE                    25000               150
Merck & Co. Inc.               common           589331107     6229   108175 SH       SOLE                    68000             40175
Pfizer Inc.                    common           717081103      632    15900 SH       SOLE                                      15900
Philip Morris Cos.             common           718154107    14020   266185 SH       SOLE                   138900            127285
PolyMedica Corp.               common           731738100     1029    40450 SH       SOLE                    25000             15450
Procter & Gamble Co.           common           742718109     2099    23302 SH       SOLE                     1336             21966
Prudential Financial           common           744320102      621    20000 SH       SOLE                    20000
Reynolds & Reynolds            common           761695105     2340    78000 SH       SOLE                                      78000
Russ Berrie & Co.              common           782233100     4901   152200 SH       SOLE                   110000             42200
SBC Communications             common           78387G103      328     8768 SH       SOLE                                       8768
Safeway Inc                    common           786514208      680    15100 SH       SOLE                    15000               100
Saucony Inc. Cl B              common           804120202     1096   174000 SH       SOLE                   130000             44000
Schlumberger Limited           common           806857108     1629    27700 SH       SOLE                                      27700
ServiceMaster Co.              common           81760N109     2206   160415 SH       SOLE                    51200            109215
Sherwin Williams Co.           common           824348106      717    25175 SH       SOLE                    25000               175
The Limited, Inc.              common           532716107     1174    65604 SH       SOLE                                      65604
Torchmark Corp.                common           891027104      806    20000 SH       SOLE                                      20000
Tribune Co. New                common           896047107     1432    31500 SH       SOLE                                      31500
Tupperware Corp.               common           899896104      955    42000 SH       SOLE                    40000              2000
U.S. Bancorp                   common           902973106     2816   124765 SH       SOLE                   100049             24716
Unilever NV (NEW)              common           904784501     5476    96400 SH       SOLE                    80000             16400
Valassis Comm'ns.              common           918866104     1217    31500 SH       SOLE                    30000              1500
Verizon Comm'cations           common           92343V104      202     4392 SH       SOLE                                       4392
Waddell & Reed Cl. A           common           930059100      207     6776 SH       SOLE                                       6776
Washington Mutual              common           939322103     2457    74175 SH       SOLE                    70000              4175
Waste Management Inc.          common           94106L109     2426    89025 SH       SOLE                    35000             54025
Wesco Financial Co.            common           950817106     2219     7100 SH       SOLE                                       7100
Wyeth                          common           983024100      368     5600 SH       SOLE                                       5600